Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000012164 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	14.48%	9.86%	9.96%
C000012163 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	14.37%	9.77%	9.87%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	13.53%	14.07%	13.98%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
Wellington Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wellington Composite Index
Average Annual Return, Percent	11.84%	9.77%	10.49%